Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended				120 Months Ended	297 Months Ended	395 Months Ended	465 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lipper Other States Tax-Exempt Money Market Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	1.86%	1.45%	[1]			1.28%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%			2.33%	[2]	2.34%
Bloomberg 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	1.55%			1.70%	[2]	1.58%
Lipper Short Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.71%	1.58%	1.61%	[3]			1.47%
Lipper Maryland Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.46%	0.60%	1.76%	[4]			1.78%
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	1.42%					1.26%
Performance Inception Date									Jan. 29, 1993
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	1.42%					1.26%
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	1.47%					1.28%
T. Rowe Price Maryland Short-Term Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	1.52%			1.46%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price Maryland Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	1.14%					2.31%
Performance Inception Date										Mar. 31, 1987
T. Rowe Price Maryland Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.66%	1.13%					2.30%
T. Rowe Price Maryland Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.60%	1.54%					2.46%
T. Rowe Price Maryland Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	1.22%			2.35%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price Maryland Tax-Free Money Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	2.29%	1.74%					1.15%
Performance Inception Date								Mar. 30, 2001
T. Rowe Price Maryland Tax-Free Money Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	2.46%	1.88%			1.45%
Performance Inception Date					Jul. 06, 2017

[1]	Return since 6/30/17.
[2]	Return since 7/6/17.
[3]	Return since 6/30/17.
[4]	Return since 6/30/17.